UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC	225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)		(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	6/30

Date of reporting period:	9/30/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SILK INVEST NEW HORIZONS FRONTIER FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS — 90.10%	Shares	Value
Argentina — 2.72%
Cablevision Holdings SA - GDR(a)	49,883	$399,064
Telecom Argentina SA - ADR	52,491	914,393
		1,313,457
Bangladesh — 7.40%
BRAC Bank Ltd.	2,050,500	1,713,298
GrameenPhone Ltd.	424,800	1,861,943
		3,575,241
Egypt — 11.13%
CI Capital Holding Co. SAE(a)	1,884,679	844,280
Egyptian Financial Group-Hermes Holding Co.	1,496,625	1,443,258
Elswedy Electric Co.	1,215,600	1,215,191
Ibnsina Pharma SAE(a)	1,619,368	842,551
Obour Land For Food Industries	969,261	1,032,516
		5,377,796
Ghana — 0.83%
Ghana Commercial Bank Ltd.(b)	360,400	398,763
Kenya — 12.05%
Centum Investment Co. Ltd.(b)	1,640,670	463,880
Equity Group Holdings Ltd.	4,356,907	1,728,931
KCB Group Ltd.	4,645,224	1,843,343
Safaricom Ltd.	7,336,906	1,786,335
		5,822,489
Kuwait — 2.49%
HumanSoft Holding Co. KSCC	23,486	251,514
National Bank of Kuwait SAK	350,000	953,770
		1,205,284
Morocco — 6.64%
Auto Hall(b)	48,926	394,046
Douja Promotion Groupe Addoha SA	294,650	461,520
Label Vie(b)	11,362	2,352,780
		3,208,346

See accompanying notes which are an integral part of this schedule of investments.

SILK INVEST NEW HORIZONS FRONTIER FUND

SCHEDULE OF INVESTMENTS - continued

September 30, 2018 (Unaudited)

COMMON STOCKS — 90.10% - continued	Shares	Value
Nigeria — 13.34%
Guaranty Trust Bank plc	18,815,504	$1,900,645
Lafarge Africa plc(b)	20,732,427	1,269,682
Nestle Nigeria plc	463,362	1,789,536
Zenith Bank plc	25,169,452	1,492,809
		6,452,672
Oman — 2.12%
Ooredoo	734,950	1,023,123
Pakistan — 8.55%
Cherat Cement Co. Ltd.	867,000	564,439
Engro Corporation Ltd.	365,000	919,077
Lucky Cement Ltd.	287,300	1,192,739
MCB Bank Ltd.	450,000	731,614
United Bank Ltd.	580,000	721,719
		4,129,588
Qatar — 3.50%
Ooredoo QPSC	89,220	1,689,496
South Africa — 1.53%
Vodacom Group Ltd.	83,000	738,638
United Arab Emirates — 7.94%
Air Arabia PJSC	6,126,000	1,601,176
Emaar Properties PJSC	1,656,700	2,233,329
		3,834,505
Vietnam — 9.86%
Masan Group Corporation	608,000	2,420,198
Saigon Securities, Inc.	1,634,000	2,345,985
		4,766,183
Total Common Stocks (Cost $45,651,016)		43,535,581

See accompanying notes which are an integral part of this schedule of investments.

SILK INVEST NEW HORIZONS FRONTIER FUND

SCHEDULE OF INVESTMENTS - continued

September 30, 2018 (Unaudited)

PARTICIPATION (EQUITY LINKED) NOTES(C) - 4.27%	Shares	Value
Saudi Arabia – 4.27%
Abdullah Al Othaim Markets Co., Issued by ARQ P Notes BV, Expires 02/28/2022	60,880	$1,120,119
Herfy Food Services Co. Ltd., Issues by ARQ P Notes BV, Expires 02/28/2022	33,852	377,311
United International Transportation Co., Issued by ARQ P Notes BV, Expires 02/28/2022	76,800	565,210
Total Participation (Equity Linked) Notes (Cost $2,086,293)		2,062,640
MONEY MARKET FUNDS - 5.25%
First American Government Obligations Fund, Class X, 2.05%(d)	2,537,027	2,537,027
Total Money Market Funds (Cost $2,537,027)		2,537,027
Total Investments — 99.62% (Cost $50,274,336)		48,135,248
Other Assets in Excess of Liabilities — 0.38%		183,567
NET ASSETS — 100.00%		$48,318,815

(a)	Non-income producing security.
(b)	Illiquid security
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Board of Trustees.
(d)	Rate disclosed is the seven day effective yield as of September 30, 2018.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt

At September 30, 2018, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$50,730,411
Gross unrealized appreciation	5,591,878
Gross unrealized depreciation	$(8,187,041)
Net unrealized depreciation on investments	$(2,595,163)

See accompanying notes which are an integral part of this schedule of investments.

Silk Invest New Horizons Frontier Fund

Related Notes to the Schedule of Investments

September 30, 2018

(Unaudited)

The Silk Invest New Horizons Frontier Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available to the Fund. Income received from participation (equity-linked) notes (“P-Notes”) is recorded as dividend income on the Statement of Operations. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax codes and regulations.

Foreign Currency Translation and Risks – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund bears the risk of changes in the foreign currency exchange rates and their impact on the value of assets and liabilities denominated in foreign currency. The Fund also bears the risk of a counterparty failing to fulfill its obligation under a foreign currency contract. Investments in securities of foreign companies involve additional risks including:

Foreign Securities Risks – Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign taxes. Geopolitical events, including those in the Middle East, may also cause market disruptions.

Frontier Markets Risks – Investments in frontier markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier market economies can be subject to greater social, economic, regulatory, and political uncertainties. Adverse government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of frontier countries in which Fund investments may be made, including expropriation, nationalism and other confiscation, could result in loss. Frontier market securities also tend to be less liquid.

Currency Risks – The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including but not limited to, changes in interest rates, intervention by central banks or supranational entities such as the International Monetary Fund, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by countries with which frontier markets companies trade.

P-Note Risks – P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of an underlying security or market. The risks of P-Notes include many of the risks associated investing directly in foreign securities. Additionally, P-Notes may be subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligations under the notes. While the Fund is entitled to receive from the bank or broker any dividends or other distributions paid on the underlying securities linked to its investment in P-Notes, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Restricted and Illiquid Securities – A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “Act”), pursuant to the resale limitations provided by Rule 144A or Regulation S under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. None of the Fund’s restricted securities are considered to be illiquid. As of September 30, 2018, Rule 144A and Regulation S securities held in the Fund totaled $2,062,640, representing 4.27% of net assets.

Silk Invest New Horizons Frontier Fund

Related Notes to the Schedule of Investments - continued

September 30, 2018

(Unaudited)

The Fund may invest up to 15% of its net assets in illiquid securities. All or a portion of a security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven calendar days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board as reflecting fair value. As of September 30, 2018, the Fund had investments in partially illiquid securities with a total value of $3,564,393 or 7.38% of total net assets.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. P-Notes are valued based on an evaluated price provided by an independent pricing service. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

Silk Invest New Horizons Frontier Fund

Related Notes to the Schedule of Investments - continued

September 30, 2018

(Unaudited)

In accordance with the Trust’s valuation policies, Silk Invest Limited (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount which the Fund might reasonably expect to receive upon the current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2018:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$15,088,349	$28,447,232	$-	$43,535,581
Participation (Equity Linked) Notes*	-	2,062,640	-	2,062,640
Money Market Funds	2,537,027	-	-	2,537,027
Total	$17,625,376	$30,509,872	$-	$48,135,248

*	Refer to the Schedule of Investments for country classifications.

The Funds did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	11/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	11/21/2018

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	11/21/2018